Intangible Assets - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 13	$ 13	$ 42	$ 40	$ 50	$ 110